Income Taxes: Significant items making up the deferred tax assets and deferred tax liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Significant items making up the deferred tax assets and deferred tax liabilities

	December 31, 2012	December 31, 2011
Deferred tax assets:
Net operating loss carry forward	$3,736,000	$3,323,562
Warrant derivative liability	--	419,086
Capital loss carryover	381,600	--
Allowance for doubtful accounts	24,600	--
Related party accruals	17,800	--
Accrued vacation	28,100	--
Depreciation	35,800	--
Stock-based compensation	--	3,613,780
Amortization of intangible assets	--	374,271
Derivative attached to preferred stock	--	--
	4,223,900	7,730,699
Less: valuation allowance	(4,223,900)	(7,730,699)
Total deferred tax assets	---	--
Total deferred tax liabilities	---	--

Total net deferred tax assets (liabilities)	$—	$—